SEGMENTS	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
As of January 1, 2021, the Company operates as one reportable segment.

Prior to the January 1, 2021 change in reportable segments, the Company had two operating segments: REE segment and the Softwheel segment. The REE segment includes the activity related to the development of the REE platform. The Softwheel segment includes the activity related to production and selling of wheels for personal mobility.

Entity wide disclosures

The Company attributes revenues from external customers to individual countries based on the customer’s billing address.

Net sales attributed to countries that represent a significant portion of consolidated net sales are as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Israel	$—	$—	$21
Germany	—	—	91
Norway	—	—	45
US	—	5	27
Rest of the world	—	1	204
Total	$—	$6	$388

Long-lived assets other than financial instruments attributed to countries that represent a significant portion of consolidated assets are as follows:

	December 31, 2022	December 31, 2021
Israel	24%	72%
UK	56%	28%
US	20%	(*
Germany	(*	(*
*) Represents less than 1%